FILED PURSUANT TO RULE 497(E)
                                                    REGISTRATION NOS. 333-66807
                                                                      811-09093

                                 E*TRADE FUNDS

                                   BOND FUND
                          FINANCIAL SECTOR INDEX FUND
                           INTERNATIONAL INDEX FUND
                            RUSSELL 2000 INDEX FUND
                              S&P 500 INDEX FUND
                             TECHNOLOGY INDEX FUND
                                (each a "Fund")

                        SUPPLEMENT DATED MARCH 21, 2002
  TO EACH PROSPECTUS DATED NOVEMBER 30, 2001 FOR FINANCIAL SECTOR INDEX FUND,
              INTERNATIONAL INDEX FUND, RUSSELL 2000 INDEX FUND,
                S&P 500 INDEX FUND, AND TECHNOLOGY INDEX FUND;
                                      AND
                        SUPPLEMENT DATED MARCH 21, 2002
          TO THE PROSPECTUS DATED NOVEMBER 16, 2001 FOR THE BOND FUND

     E*TRADE Securities Inc. now offers an automatic investment plan for shareholders of E*TRADE Funds. Accordingly, this Supplement updates certain information contained in the above-dated Prospectus for each Fund.

1. In the Section titled "How to Buy, Sell and Exchange Shares," the table under the caption "STEP 3: Execute an Order to Buy/Sell/Exchange Shares," listing the minimum investment requirements for Fund shareholders, is replaced by the following table:

MINIMUM INVESTMENT REQUIREMENTS:

For your initial investment in the Fund                         $2,500

To buy additional shares of the Fund through                    $  100
the automatic investment plan (see below for additional information)

To buy additional shares of the Fund other than                 $  250
through the automatic investment plan

Continuing minimum investment*                                  $1,000

To invest in the Fund for your IRA, Roth IRA,                   $1,000
or one-person SEP account

To invest in the Fund for your Education IRA account            $1,000

To invest in the Fund for your SIMPLE, SEP-IRA,                 $1,000
Profit Sharing or Money Purchase Pension Plan, or 401(a) account

To invest in the Fund through a 401(k) Plan                     None


* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $2,500 if you initially purchased the shares on or after September 17, 2001 and up to $1,000 if you purchased the shares before September 17, 2001.

2.   Immediately  following the  table above, the following paragraph is added:

     AUTOMATIC INVESTMENT PLAN. In order to set up your account an automatic investment plan, you must complete the Automatic Investment-Mutual Funds
     Authorization       Form      available      through      our      Website
     (www.mutualfunds.etrade.com). Simply select "set up automatic investing" to access the Form. Complete and sign this Form and return it to us with (if applicable) a copy of a voided check from the account you wish to fund your purchase. Mail the form to: E*TRADE Securities Incorporated, ATTN Mutual Fund Operations, PO Box 989030, West Sacramento, CA 95798-9904.

     You may obtain a copy of each Fund's Prospectus and SAI, as supplemented, without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                                                  FILED PURSUANT TO RULE 497(E)
                                                    REGISTRATION NOS. 333-66807
                                                                      811-09093

                                 E*TRADE FUNDS
                           PREMIER MONEY MARKET FUND

                        SUPPLEMENT DATED MARCH 21, 2002
                   TO THE PROSPECTUS DATED NOVEMBER 30, 2001

     E*TRADE Securities Inc. now offers an automatic investment plan for shareholders of the E*TRADE Premier Money Market Fund ("Fund"). Accordingly, this Supplement updates certain information contained in the above-dated Prospectus for the Fund.

1. In the Section titled "How to Buy, Sell and Exchange Shares," the table under the caption "STEP 3: Execute an Order to Buy/Sell/Exchange Shares," listing the minimum investment requirements for Fund shareholders, remains the same.

2.   Immediately following the table above, the following paragraph is added:

     AUTOMATIC INVESTMENT PLAN. In order to set up your account for automatic investment, you must complete the Automatic Investment-Mutual Funds
     Authorization       Form      available      through      our      Website
     (www.mutualfunds.etrade.com). Simply select "set up automatic investing" to access the Form. Complete and sign this Form and return it to us with (if applicable) a copy of a voided check from the account you wish to fund your purchase. Mail the form to: E*TRADE Securities Incorporated, ATTN Mutual Fund Operations, PO Box 989030, West Sacramento, CA 95798-9904.

     You may obtain a copy of the Fund's Prospectus and SAI, as supplemented, without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into the Prospectus or SAI unless specifically noted.